SELECTED STATEMENTS OF OPERATIONS DATA (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		29 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Selected Statements Of Operations Data [Line Items]
Payroll, office and related	$ 263,000	$ 276,000	$ 560,000	$ 534,000	$ 1,553,680	$ 1,038,998	$ 2,710,719
Legal and professional fees	242,000	336,000	453,000	469,000	1,342,073	310,256	1,691,106
Stock-based compensation	531,000	280,000	877,000	1,358,000	2,388,415	390,403	2,778,818
Issuance of Common Stock and warrants to service provider	0	618,000	0	1,011,000	1,011,370	437,499	1,448,869
Other	256,000	6,000	256,000	48,000
Total General and administrative	$ 1,292,000	$ 1,516,000	$ 2,146,000	$ 3,420,000	$ 6,295,538	$ 2,177,156	$ 8,629,512